OTHER CURRENT ASSETS, NET - Additional information (Parenthetical) (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 06, 2022 USD ($) shares	Dec. 30, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2015	Dec. 31, 2022 CNY (¥)
Gross			$ 96,643	$ 66,380
Shares issued to purchase computer servers | shares	179,986,169	23,876,308
Value of shares issued to purchase computer servers	$ 34,179	$ 2,531	34,179	8,950
Loans to third parties			$ 6,056	$ 6,723
Debt instrument interest rate			5.00%	5.00%		5.00%
Sale of equity interest, percentage					75.00%
Shares issued to purchase computer servers | shares	179,986,169	23,876,308
AM Advertising
Financing receivable, allowance			$ 7,896	$ 8,545
Am Advertising And Its Subsidiaries Current Assets			22,840	23,257
Third Parties Loan
Financing receivable, allowance			6,056	6,699
Shareholder Loan
Debt Instrument, Face Amount | ¥						¥ 88.0
Input VAT receivable
Increase in input VAT receivable			2,083
Gross			$ 3,296	$ 5,379